Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($) $ in Thousands	Preferred Stock Series B Preferred Stock [Member] Parent Company [Member]	Common Stock [Member] Parent Company [Member]	Common Stock [Member] Gravitics Inc [Member]	Additional Paid-in Capital [Member] Parent Company [Member]	Additional Paid-in Capital [Member] Gravitics Inc [Member]	Retained Earnings [Member] Parent Company [Member]	Retained Earnings [Member] Gravitics Inc [Member]	Total Stockholders Equity [Member] Parent Company [Member]	Total Stockholders Equity [Member] Gravitics Inc [Member]	Preferred Stock Series Seed Redeemable Convertible Preferred Stock [Member] Gravitics Inc [Member]	Preferred Stock Series A Redeemable Convertible Preferred Stock [Member] Gravitics Inc [Member]
Balance at Jul. 31, 2023		$ 1,548		$ 26,574		$ (28,734)		$ (612)
Balance, shares at Jul. 31, 2023	100	154,810,655
Net loss						(113)		(113)
Balance at Jul. 31, 2024		$ 1,548		26,574		(28,847)		(725)
Balance, shares at Jul. 31, 2024	100	154,810,655
Balance at Dec. 31, 2023					$ 2,352		$ (21,791)		$ (19,439)	$ 14,945
Balance, shares at Dec. 31, 2023			7,106,059							4,053,323
Net loss							(9,048)		(9,048)
Exercise of stock options
Issuance of redeemable convertible preferred stock and common stock upon conversion of promissory note					48				48	$ 825
Issuance of redeemable convertible preferred stock and common stock upon conversion of promissory note, shares			66,049							132,097
Excercise of stock options, shares			65,833
Contribution of common stock by stockholder
Contribution of common stock by stockholder, shares			(500,000)
Reclassification of warrant liability to equity					71				71
Stock based compensation					1,508				1,508
Balance at Dec. 31, 2024		$ 1,548		26,574	3,979	(28,948)	(30,839)	(826)	(26,860)	$ 15,770
Balance, shares at Dec. 31, 2024	100	154,810,655	6,737,941							4,185,420
Temporary equity, shares at Dec. 31, 2024										4,185,420
Temporary equity, value at Dec. 31, 2024
Balance at Jul. 31, 2024		$ 1,548		26,574		(28,847)		(725)
Balance, shares at Jul. 31, 2024	100	154,810,655
Net loss						(101)		(101)
Balance at Dec. 31, 2024		$ 1,548		26,574	3,979	(28,948)	(30,839)	(826)	(26,860)	$ 15,770
Balance, shares at Dec. 31, 2024	100	154,810,655	6,737,941							4,185,420
Temporary equity, shares at Dec. 31, 2024										4,185,420
Temporary equity, value at Dec. 31, 2024
Balance at Jul. 31, 2024		$ 1,548		26,574		(28,847)		(725)
Balance, shares at Jul. 31, 2024	100	154,810,655
Net loss						(222)		(222)
Balance at Jul. 31, 2025		$ 1,548		26,574		(29,069)		(947)
Balance, shares at Jul. 31, 2025	100	154,810,655
Balance at Dec. 31, 2024		$ 1,548		26,574	3,979	(28,948)	(30,839)	(826)	(26,860)	$ 15,770
Balance, shares at Dec. 31, 2024	100	154,810,655	6,737,941							4,185,420
Net loss						(39)	(1,775)	(39)	(1,775)
Stock based compensation					342				342
Exercise of stock options
Balance at Mar. 31, 2025		$ 1,548		26,574	4,321	(28,987)	(32,614)	(865)	(28,293)	$ 15,770
Balance, shares at Mar. 31, 2025	100	154,810,655	6,749,399
Temporary equity, shares at Mar. 31, 2025										4,185,420
Temporary equity, value at Mar. 31, 2025
Balance at Dec. 31, 2024		$ 1,548		26,574	3,979	(28,948)	(30,839)	(826)	(26,860)	$ 15,770
Balance, shares at Dec. 31, 2024	100	154,810,655	6,737,941							4,185,420
Temporary equity, shares at Dec. 31, 2024										4,185,420
Temporary equity, value at Dec. 31, 2024
Net loss							(11,699)		(11,699)
Issuance of pre-funded warrants					60				60
Exercise of stock options
Excercise of stock options, shares			11,458
Stock based compensation					1,364				1,364
Exercise of pre-funded warrants					7				7
Excercise of pre-funded warrants, shares			694,673
Balance at Dec. 31, 2025		$ 1,548		26,574	5,410	(29,118)	(42,538)	(996)	(37,128)	$ 15,770
Balance, shares at Dec. 31, 2025	100	154,810,655	7,444,072							4,185,420
Temporary equity, shares at Dec. 31, 2025										4,185,420
Temporary equity, value at Dec. 31, 2025
Balance at Jul. 31, 2025		$ 1,548		26,574		(29,069)		(947)
Balance, shares at Jul. 31, 2025	100	154,810,655
Net loss						(49)		(49)
Balance at Dec. 31, 2025		$ 1,548		26,574	5,410	(29,118)	(42,538)	(996)	(37,128)	$ 15,770
Balance, shares at Dec. 31, 2025	100	154,810,655	7,444,072							4,185,420
Temporary equity, shares at Dec. 31, 2025										4,185,420
Temporary equity, value at Dec. 31, 2025
Net loss						(163)	(19,295)	(163)	(19,295)
Sale of Series A-I preferred stock, net of issuance cost
Sale of Series A-I preferred stock, net of issuance cost, shares											2,577,581
Sale of Series A-I preferred stock, net of issuance cost, value											$ 12,007
Conversion of SAFE instrument to Series A-I preferred stock
Conversion of SAFE instrument to Series A-I preferred stock, shares											1,373,131
Conversion of SAFE instrument to Series A-I preferred stock, value											$ 6,715
Conversion of SAFE instrument to Series A-II preferred stock
Conversion of SAFE instrument to Series A-II preferred stock, shares											738,035
Conversion of SAFE instrument to Series A-II preferred stock,value											$ 4,037
Conversion of convertible notes to Series A-I preferred stock
Conversion of convertible notes to Series A-I preferred stock, shares											122,744
Conversion of convertible notes to Series A-I preferred stock, value											$ 912
Conversion of convertible notes to Series A-III preferred stock
Conversion of convertible notes to Series A-III preferred stock, shares											1,121,204
Conversion of convertible notes to Series A-III preferred stock, value											$ 8,196
Issuance of pre-funded warrants					11,396				11,396
Stock based compensation					241				241
Balance at Mar. 31, 2026		$ 1,548		$ 26,574	$ 17,047	$ (29,281)	$ (61,833)	$ (1,159)	$ (44,786)	$ 15,770
Balance, shares at Mar. 31, 2026	100	154,810,655	7,444,072
Temporary equity, shares at Mar. 31, 2026										4,185,420	5,932,695
Temporary equity, value at Mar. 31, 2026											$ 31,867